UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund
First Quarter Report — March 31, 2010
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the three and five year periods and 4 stars for the ten year period ended March 31, 2010 among 371, 371, 304, and 157 Mid-Cap Blend funds, respectively.
Mario J. Gabelli, CFA

To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The Gabelli ABC Fund’s (the “Fund”) Class AAA Shares appreciated 0.72%, while the Standard & Poor’s (“S&P”) 500 Index appreciated by 5.39%.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

							Since
							Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund
AAA Shares	0.72%	6.34%	2.94%	5.41%	4.80%	6.52%	6.84%
Advisor Shares	0.62	6.03	2.69	5.25	4.73	6.47	6.80
S&P 500 Index	5.39	49.73	(4.16)	1.92	(0.65)	7.75	8.02
Lipper U.S. Treasury Money Market Average	0.00	0.02	1.33	2.19	2.12	3.05	3.12 (b)
In the current prospectus, the Fund’s expense ratios are 0.66% for the Class AAA Shares and 0.91% for the Advisor Class Shares. The Fund does not have a sales charge.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	From April 30, 1993, the date closest to the Fund’s inception for which data is available.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli ABC Fund
Schedule of Investments — March 31, 2010 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS — 31.1%
	Aerospace — 0.1%
30,000	Herley Industries Inc.†	$439,800

	Agriculture — 0.1%
14,000	Terra Industries Inc.	640,640

	Automotive — 0.0%
10,000	Ford Motor Co.†	125,700

	Automotive: Parts and Accessories — 0.1%
2,000	Midas Inc.†	22,560
10,000	Strattec Security Corp.†	203,200

		225,760

	Broadcasting — 0.1%
9,000	Cogeco Inc.	298,183
8,000	Fisher Communications Inc.†	112,800
787	Granite Broadcasting Corp.†	1
500	Liberty Media Corp. — Capital, Cl. A†	18,185
22,000	LIN TV Corp., Cl. A†	126,500
6,000	Salem Communications Corp., Cl. A†	21,480

		577,149

	Business Services — 3.4%
800,000	AMICAS Inc.†	4,816,000
9,000	Ascent Media Corp., Cl. A†	245,250
258,700	Bowne & Co. Inc.	2,887,092
48,000	Diebold Inc.	1,524,480
630,000	Oce NV†	7,196,183
3,000	ODIM ASA	22,665
10,000	Riskmetrics Group Inc.†	226,100
40,000	The Interpublic Group of Companies Inc.†	332,800

		17,250,570

	Cable and Satellite — 0.2%
15,000	Cablevision Systems Corp., Cl. A	362,100
10,001	DIRECTV, Cl. A†	338,134
32,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	164,067

		864,301

	Closed-End Funds — 0.1%
60,000	KKR & Company (Guernsey) LP	690,000

	Computer Hardware — 0.1%
4,000	International Business Machines Corp.	513,000

	Computer Software and Services — 1.7%
377,306	Chordiant Software Inc.†	1,912,941
3,000	COMSYS IT Partners Inc.†	52,440
2,000	Fidelity National Information Services Inc.	46,880
8,000	Mentor Graphics Corp.†	64,160
5,000	Novell Inc.†	29,950
66,300	PLATO Learning Inc.†	368,628
36,000	SanDisk Corp.†	1,246,680
350,000	SkillSoft plc, ADR†	3,612,000
1,215,000	StorageNetworks Inc., Escrow† (a)	119,313
52,000	Yahoo! Inc.†	859,560

		8,312,552

	Consumer Products — 0.1%
13,000	Harman International Industries Inc.†	608,140
20,000	Heelys Inc.†	47,600

		655,740

	Consumer Services — 0.7%
80,000	Brink’s Home Security Holdings Inc.†	3,404,000

	Diversified Industrial — 0.2%
2,600	Bway Holding Co.†	52,260
100,000	Delta plc	288,704
7,000	Katy Industries Inc.†	12,250
22,000	Myers Industries Inc.	230,560
265,000	National Patent Development Corp.† (b)	371,000
65,000	WHX Corp.†	157,300

		1,112,074

	Electronics — 1.0%
7,000	A123 Systems Inc.†	96,180
70,000	Alliance Semiconductor Corp.†	11,900
212,600	Bell Microproducts Inc.†	1,483,948
24,000	Emulex Corp.†	318,720
19,000	International Rectifier Corp.†	435,100
20,000	MoSys Inc.†	80,200
85,700	Techwell Inc.†	1,602,590
2,000	Texas Instruments Inc.	48,940
129,500	White Electronic Designs Corp.†	906,500
30,000	Zygo Corp.†	276,900

		5,260,978

	Energy and Utilities — 3.8%
30,000	Allegheny Energy Inc.	690,000
7,000	Anadarko Petroleum Corp.	509,810
20,000	Arrow Energy Ltd.†	92,316
220,000	CNX Gas Corp.†	8,371,000
376,800	Dragon Oil plc†	2,767,477
46,000	Endesa SA	1,314,676
42,000	GDF Suez, Strips	57
50,000	Great Plains Energy Inc.	928,500
30,000	Maine & Maritimes Corp.	1,317,000
12,063	Mirant Corp.†	131,004
250,000	Mirant Corp., Escrow† (a)	0
10,000	Northeast Utilities	276,400
56,000	NorthWestern Corp.	1,501,360
45,000	NRG Energy Inc.†	940,500
1,000	Origin Energy Ltd.	15,187
25,000	Progress Energy Inc., CVO†	3,750
1,000	Smith International Inc.	42,820
4,000	Southwest Water Co.	41,760
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
20,000	Tullow Oil plc	$379,374
95,000	WesternZagros Resources Ltd.†	75,764

		19,398,755

	Entertainment — 0.4%
1,001	Chestnut Hill Ventures† (a)	33,764
2,000	Discovery Communications Inc., Cl. A†	67,580
2,500	Discovery Communications Inc., Cl. C†	73,525
4,000	Electronic Arts Inc.†	74,640
1,000	Liberty Media Corp. — Starz, Cl. A†	54,680
3,750	Madison Square Garden Inc., Cl. A†	81,487
160,000	Take-Two Interactive Software Inc.†	1,576,000
5,000	Vivendi	133,816
30,000	Youbet.com Inc.†	88,200

		2,183,692

	Equipment and Supplies — 1.2%
25,000	Baldwin Technology Co. Inc., Cl. A†	30,000
60	Hexpol AB†	706
40,000	K-Tron International Inc.†	5,998,800

		6,029,506

	Financial Services — 1.8%
70,000	AllianceBernstein Holding LP	2,146,200
2,000	Argo Group International Holdings Ltd.	65,180
45,000	Artio Global Investors Inc.	1,113,300
1,000	Central Jersey Bancorp†	3,170
14,000	H&R Block Inc.	249,200
2,200	Leucadia National Corp.†	54,582
4,000	PNC Financial Services Group Inc.	238,800
2,000	Provident New York Bancorp	18,960
65,000	SLM Corp.†	813,800
2,000	Willis Group Holdings plc	62,580
115,700	Zenith National Insurance Corp.	4,433,624

		9,199,396

	Food and Beverage — 1.3%
31,800	Coca-Cola Enterprises Inc.	879,588
16,000	Corn Products International Inc.	554,560
70,000	Diedrich Coffee Inc.†	2,436,000
500	Genesee Corp., Cl. A† (a)	0
12,200	Genesee Corp., Cl. B† (a)	0
20,266	Kraft Foods Inc., Cl. A	612,844
7,650	Pernod-Ricard SA	649,606
12,000	Remy Cointreau SA	619,952
62,000	Sara Lee Corp.	863,660

		6,616,210

	Health Care — 8.3%
40,000	Alcon Inc.	6,462,400
468	Allergan Inc.	30,570
6,000	ArthroCare Corp.†	178,320
3,500	Biogen Idec Inc.†	200,760
20,000	Crucell NV, ADR†	408,000
113,000	Facet Biotech Corp.†	3,049,870
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	900
30,000	Indevus Pharmaceuticals Inc., Escrow† (a)	33,000
500	Mead Johnson Nutrition Co.	26,015
24,000	Merck & Co. Inc.	896,400
163,500	Millipore Corp.†	17,265,600
500	OSI Pharmaceuticals Inc.†	29,775
1,000	UCB SA	42,363
260,000	Varian Inc.†	13,462,800

		42,086,773

	Hotels and Gaming — 0.1%
10,000	Las Vegas Sands Corp.†	211,500
10,000	MGM Mirage†	120,000

		331,500

	Metals and Mining — 0.1%
13,000	Alcoa Inc.	185,120
20,000	Camino Mineral Corp.† (a)	3,151
4,000	Corriente Resources Inc., Cl. A†	32,295
2,500	Freeport-McMoRan Copper & Gold Inc.	208,850
10,000	Gold Fields Ltd., ADR	126,200
8,000	NovaGold Resources Inc.†	57,120
237	Royal Gold Inc.	11,020

		623,756

	Publishing — 0.0%
1,000	PagesJaunes Groupe	11,483

	Retail — 0.2%
2,000	CKE Restaurants Inc.	22,140
50,000	Denny’s Corp.†	192,000
1,000	Landry’s Restaurants Inc.†	17,920
22,000	Macy’s Inc.	478,940
4,000	Pier 1 Imports Inc.†	25,480
1,000	Saks Inc.†	8,600
20,000	The Great Atlantic & Pacific Tea Co. Inc.†	153,400

		898,480

	Specialty Chemicals — 0.1%
1,500	Airgas Inc.	95,430
2,000	ICO Inc.	16,160
3,000	International Flavors & Fragrances Inc.	143,010
3,000	Monsanto Co.	214,260

		468,860

	Telecommunications — 4.7%
1,000,000	3Com Corp.†	7,690,000
300,000	Asia Satellite Telecommunications Holdings Ltd.	436,617
26,000	BCE Inc.	763,100
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
20,000	Corning Inc.	$404,200
100,000	Portugal Telecom SGPS SA	1,118,075
60,500	RCN Corp.†	912,340
425,000	Tandberg ASA	12,120,995
3,000	Telegroup Inc.† (a)	0
7,000	Telephone & Data Systems Inc.	236,950
5,000	Verizon Communications Inc.	155,100

		23,837,377

	Transportation — 1.1%
3,000	AMR Corp.†	27,330
3,000	GATX Corp.	85,950
65,700	Smit International NV	5,324,293

		5,437,573

	Wireless Communications — 0.1%
500	American Tower Corp., Cl. A†	21,305
14,000	Metricom Inc.† (a)	1
8,000	United States Cellular Corp.†	331,040
50,000	Winstar Communications Inc.† (a)	50

		352,396

	TOTAL COMMON STOCKS	157,548,021

	PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	7.500%, Cv. Pfd.† (a)(b)(c)	0
2,000	7.500%, Cv. Pfd., Ser. A† (a)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	0

	Telecommunications — 0.1%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	234,300

	TOTAL PREFERRED STOCKS	234,300

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	189

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	2
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	2

		4

	TOTAL WARRANTS	193

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 1.2%
	Aerospace — 0.2%
$1,000,000	Gencorp Inc., Sub. Deb. Cv., 2.250%, 11/15/24	$943,750
100,000	4.063%, 12/31/39 (b)	95,750

		1,039,500

	Business Services — 0.3%
1,500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,569,375

	Computer Software and Services — 0.4%
2,400,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,085,000

	Diversified Industrial — 0.0%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14 (b)	217,250

	Retail — 0.1%
500,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	484,375

	Specialty Chemicals — 0.2%
950,000	Ferro Corp., Cv., 6.500%, 08/15/13	919,125

	TOTAL CONVERTIBLE CORPORATE BONDS	6,314,625

	CORPORATE BONDS — 0.1%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/11† (a)	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/10† (a)	0

	Energy and Utilities — 0.1%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	700,000

	TOTAL CORPORATE BONDS	702,250

	U.S. GOVERNMENT OBLIGATIONS — 67.5%
	U.S. Treasury Bills — 40.2%
203,415,000	U.S. Treasury Bills, 0.041% to 0.244%††,
	04/15/10 to 09/16/10	203,376,254

	U.S. Treasury Cash Management Bills — 25.5%
129,096,000	U.S. Treasury Cash Management Bills, 0.101% to 0.170%††,
	04/01/10 to 07/15/10	129,056,963

	U.S. Treasury Notes — 1.8%
8,755,000	U.S. Treasury Note, 4.125%, 08/15/10	8,885,983

	TOTAL U.S. GOVERNMENT OBLIGATIONS	341,319,200

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $501,977,935)	$506,118,589

Aggregate book cost	$501,977,935

Gross unrealized appreciation	$10,089,534
Gross unrealized depreciation	(5,948,880)

Net unrealized appreciation/depreciation	$4,140,654

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $191,533 or 0.04% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $684,000 or 0.14% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

CVR	Contingent Value Rights

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2010.
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$8,193,239	—	$119,313	$8,312,552
Energy and Utilities	19,398,755	—	0	19,398,755
Entertainment	2,149,928	—	33,764	2,183,692
Food and Beverage	6,616,210	—	0	6,616,210
Health Care	42,053,773	—	33,000	42,086,773
Metals and Mining	620,605	—	3,151	623,756
Telecommunications	23,837,377	—	0	23,837,377
Wireless Communications	352,346	—	50	352,396
Other Industries (a)	54,136,510	—	—	54,136,510

Total Common Stocks	157,358,743	—	189,278	157,548,021

Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Telecommunications	234,300	—	—	234,300

Total Preferred Stocks	234,300	—	0	234,300

Warrants:
Automotive: Parts and Accessories	189	—	—	189
Broadcasting	—	$4	—	4

Total Warrants	189	4	—	193

Convertible Corporate Bonds	—	6,314,625	—	6,314,625
Corporate Bonds	—	702,250	0	702,250
U.S. Government Obligations	—	341,319,200	—	341,319,200

TOTAL INVESTMENTS IN SECURITIES	$157,593,232	$348,336,079	$189,278	$506,118,589

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$36,450	$—	$—	$82,863	$—	$—	$—	$119,313	$82,863
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	33,764	—	—	—	—	—	—	33,764	—
Food and Beverage	0	—	—	—	—	—	—	0	—
Healthcare	33,000	—	—	—	—	—	—	33,000	—
Metals and Mining	—	—	—	(593)	3,744	—	—	3,151	(593)
Telecommunications	0	—	—	—	—	—	—	0	—
Wireless Communications	50	—	—	—	—	—	—	50	—

Total Common Stocks	103,264	—	—	82,270	3,744	—	—	189,278	82,270

Preferred Stocks:
Communications Equipment	0	—	—	—	—	—	—	0	—
Home Furnishings	0	—	—	—	—	—	—	0	—

Total Preferred Stocks	0	—	—	—	—	—	—	0	—

Corporate Bonds	0	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$103,264	$—	$—	$82,270	$3,744	$—	$—	$189,278	$82,270

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the quarter ended March 31, 2010, there were no open contract for difference swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q110SR
The
Gabelli
ABC
Fund
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the three and five year periods and 4 stars for the ten year period ended March 31, 2010 among 371, 371, 304, and 157 Mid-Cap Blend funds, respectively.
FIRST QUARTER REPORT
MARCH 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer
Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.